Goodwill and Identifiable Intangible Assets (Details) (USD $)	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	$ 30,036,000		$ 34,958,000
Less accumulated amortization	(1,288,230)		(1,189,046)
Intangible assets, net	28,747,770		33,768,954
Trademarks [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	1,047,000		2,310,000
Technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	2,355,000		2,355,000
Customer relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	708,000		708,000
In-process research and development [Member]
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 25,926,000	$ 29,600,000	$ 29,585,000